Summary of Significant Accounting Policies - Schedule of basic and diluted loss per common share (Details) - ArcLight - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Income from investments held in Trust Account	$ 22,449	$ 37,362
Less: Company’s portion available to be withdrawn to pay taxes	0	0
Net income attributable	$ 22,449	$ 37,362
Weighted average shares outstanding, basic and diluted, common stock subject to redemption (in shares)	21,274,046	25,913,041
Basic and diluted net income per share (in Shares)	$ 0	$ 0.00
Net loss	$ (77,013,454)	$ (33,707,942)
Less: Net income allocable to Class A common stock subject to possible redemption	(77,035,904)	37,362
Non-redeemable net loss	$ 22,449	$ (33,745,304)
Weighted average shares outstanding, basic and diluted, common stock (in shares)	13,413,455	8,643,813
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (5.74)	$ (3.90)